ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)			12 Months Ended
	Mar. 06, 2017 CNY (¥) item	Nov. 27, 2015 item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2015 CNY (¥) building
Major classes of assets and liabilities held for sale
Assets held for sale			$ 84,554,000		¥ 581,731,000		¥ 581,350,000
Liabilities held for sale			1,162,000		3,888,000		7,991,000
Property and equipment, gross			201,603,000		1,043,356,000		1,386,123,000
Xin Run
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold	79.00%	60.00%
Number of parties | item		3
Consideration in cash for sale of equity interest	¥ 221,000,000
Xin Run | Companies owned by the Founders
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold	52.67%	38.00%
Number of parties | item	2
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Cash and cash equivalents					1,000		1,000
Prepaid expenses and other current assets			2,252,000		15,478,000		15,478,000
Amounts due from the Company			107,000		737,000		737,000
Property and equipment			80,027,000		550,606,000
Land use right, net			2,168,000		14,909,000		14,909,000
Assets held for sale			84,554,000		581,731,000		581,350,000
Accrued expenses and other current liabilities			770,000		1,863,000		5,293,000
Amounts due to the Company			392,000		2,025,000		2,698,000
Liabilities held for sale			1,162,000		3,888,000		7,991,000
Property and equipment, gross							¥ 39,927,000
Net revenue						¥ 2,442,000
Loss before income taxes			(531,000)	¥ (3,654,000)	(3,000,000)	(107,399,000)
Loss before income taxes attributable to the noncontrolling interest			$ 5,000	¥ 36,000	¥ 30,000	¥ 1,074,000
Xin Run | Assets/liabilities held-for-sale | Framework agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest								¥ 325,000,000
Xin Run | Assets/liabilities held-for-sale | BFSMC | Definitive Sale and Leaseback Agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest								¥ 960,000,000
Major classes of assets and liabilities held for sale
Number of IDC buildings | building								2
Xin Run | Assets/liabilities held-for-sale | BFSMC | Supplementary agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest								¥ 672,000,000